CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 404,742	$ 58,867	¥ 98,191
Restricted cash	421,990	61,376	563,986
Accounts receivable (net of allowance of RMB12,969 and RMB3,585 (US$521) and including amounts due from related parties amounting to RMB11,425 and RMB5,099 (US$742) as of December 31, 2017 and 2018, respectively)	86,868	12,634	131,952
Inventories	3,356	488	6,284
Prepayments and other current assets (net of reserve of RMB4,798 and RMB14,798 (US$2,152) and including amounts due from related parties amounting to RMB13,879 and RMB15,572 (US$2,264) as of December 31, 2017 and 2018, respectively)	227,714	33,120	264,723
Net investment in direct financing leases, current portion	29,638	4,311	18,900
Short-term investment	50,000	7,272	0
Assets held-for-sale	4,384	638	27,100
Total current assets	1,228,692	178,706	1,111,136
Non-current assets:
Prepaid land lease payments	438,323	63,751	447,933
Property, plant and equipment, net	1,219,309	177,341	793,571
Goodwill	165,171	24,023
Intangible assets, net	456,844	66,445	7,799
Deposits for non-current assets (net of reserve of RMB30,860 and RMB30,860 (US$4,488) as of December 31, 2017 and 2018)	637,838	92,770	266,180
Net investment in direct financing leases, non-current portion	42,977	6,251	54,052
Long-term investments	388,364	56,485	754,327
Other non-current assets	7,876	1,143	30,392
Total non-current assets	3,356,702	488,209	2,354,254
Total assets	4,585,394	666,915	3,465,390
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB77,862 and RMB46,013 (US$6,692) as of December 31, 2017 and 2018, respectively):
Short-term bank and other borrowings	396,520	57,671	512,222
Long-term bank and other borrowings, current portion (including loan from related party of RMB162,297 and nil as of December 31, 2017 and 2018, respectively)	44,068	6,409	197,139
Accounts payable	5,438	791	4,563
Accrued expenses and other liabilities (including loan from related party of nil and RMB15,985(US$2,324) and interest payable to related party of RMB5,523 and nil as of December 31, 2017 and 2018, respectively)	418,006	60,796	385,919
Income tax payable	3,762	547	5,990
Dividend payable	2,471	359	2,338
Total current liabilities	870,265	126,573	1,108,171
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB404,597 and RMB454,424 (US$66,093) as of December 31, 2017 and 2018, respectively)
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB280,459 and nil as of December 31, 2017 and 2018, respectively)	497,526	72,362	284,584
Deferred tax liabilities	165,646	24,092	73,577
Long-term secured borrowings	0	0	163,498
Mandatorily redeemable noncontrolling interest	434,216	63,154	396,281
Amounts due to related parties, non-current portion	222,518	32,363	350,969
Other long-term liabilities	121,342	17,648	73,392
Total non-current liabilities	1,441,248	209,619	1,342,301
Total liabilities	2,311,513	336,192	2,450,472
Commitments and contingencies
Contingently redeemable noncontrolling interest	1,720,366	250,217	0
Equity:
Treasury stock (12,261,555 and 12,175,155 shares as of December 31, 2017 and 2018, respectively)	(8)	(1)	(8)
Additional paid-in capital	1,758,937	255,827	1,860,763
Accumulated other comprehensive loss	(88,621)	(12,889)	(47,418)
Accumulated deficit	(1,232,991)	(179,331)	(879,393)
Total Concord Medical Services Holdings Limited shareholders' equity	437,422	63,621	934,049
Noncontrolling interests	116,093	16,885	80,869
Total equity	553,515	80,506	1,014,918
Total liabilities, mezzanine equity and equity	4,585,394	666,915	3,465,390
Common Class A [Member]
Equity:
Ordinary shares	68	10	105
Common Class B [Member]
Equity:
Ordinary shares	¥ 37	$ 5	¥ 0